MARKETABLE SECURITIES (Schedule of Investments, by Contractual Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amortized cost
Matures up to one year	$ 51
Matures after one year through five years	41	59
Matures after five years	14	41
Equity securities - no definite maturity date	33	41
Total	139	141
Fair market value
Matures up to one year	54
Matures after one year through five years	42	56
Matures after five years	16	39
Equity securities - no definite maturity date	27	32
Total	$ 139	$ 127